Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Software development	2-3 years
Equipment and computer hardware	3-5 years
Office furniture	5-7 years
Leasehold improvements	5 years

Software development	2- 3 years
Equipment	5 years
Computer hardware	5 years
Office furniture	7 years